UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-01728

NICHOLAS FUND, INC.

(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202 (Address of Principal Executive Offices) (Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer 700 North Water Street Milwaukee, Wisconsin 53202 (Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650 Date of Fiscal Year End: 03/31/2011 Date of Reporting Period: 06/30/2010

Item 1. Schedule of Investments.

	NICHOLAS FUND, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF 6/30/2010
		VALUE
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COMMON STOCKS - 97.12%
	Consumer Discretionary - Durables & Apparel - 0.87%
550,000	Mattel, Inc.	$ 11,638,000
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	Consumer Discretionary - Media - 0.56%
175,300	Morningstar, Inc. *	7,453,756
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	Consumer Discretionary - Retail - 10.12%
818,600	Aaron's, Inc.	13,973,502
359,400	Jos. A. Bank Clothiers, Inc. *	19,404,006
650,000	Kohl's Corporation *	30,875,000
400,000	LKQ Corporation *	7,712,000
942,476	O'Reilly Automotive, Inc. *	44,824,158
636,160	Penske Automotive Group, Inc.	7,226,778
1,130,886	Sally Beauty Company, Inc. *	9,273,265
55,300	Signet Jewelers Limited *	1,520,750
		--------------
		134,809,459
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	Consumer Discretionary - Services - 2.14%
1,022,255	DineEquity, Inc.	28,541,360
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	Consumer Staples - Food & Staple Retail - 2.91%
1,450,000	Walgreen Co.	38,715,000
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	Consumer Staples - Food, Beverage & Tobacco - 5.24%
200,000	Altria Group, Inc.	4,008,000
800,000	Philip Morris International Inc.	36,672,000
530,000	Ralcorp Holdings, Inc. *	29,044,000
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		69,724,000
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	Energy - 14.09%
400,000	Apache Corporation	33,676,000
724,939	Bristow Group Inc. *	21,313,207
931,300	Inergy, L.P. *	36,851,541
230,000	Kayne Anderson Energy Development Company	3,489,100
700,000	Kayne Anderson Energy Total Return Fund, Inc.	16,793,000
700,000	Kayne Anderson MLP Investment Company	18,319,000
1,011,245	Kinder Morgan Management, LLC *	57,226,369
		--------------
		187,668,217
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	Financials - Diversified - 6.19%
900,000	Affiliated Managers Group, Inc. *	54,693,000
525,000	Duff & Phelps Corporation - Class A	6,630,750
1,084,785	Leucadia National Corporation	21,164,155
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		82,487,905
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	Financials - Insurance - 2.65%
900,000	Loews Corporation	29,979,000
200,000	W.R. Berkley Corporation	5,292,000
		--------------
		35,271,000
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	Financials - Real Estate - 0.72%
1,520,950	Cohen & Steers Quality Income Realty Fund, Inc.	9,627,614
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	Health Care - Equipment - 4.77%
400,000	Beckman Coulter, Inc.	24,116,000
507,500	Covidien plc	20,391,350
525,000	St. Jude Medical, Inc. *	18,947,250
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		63,454,600
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	Health Care - Pharmaceuticals & Biotechnology - 10.40%
850,000	Gilead Sciences, Inc. *	29,138,000
325,400	Mettler-Toledo International Inc. *	36,324,402
550,000	Teva Pharmaceutical Industries Ltd.	28,594,500
905,688	Thermo Fisher Scientific Inc. *	44,423,996
		--------------
		138,480,898
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	Health Care - Services - 4.48%
590,000	DaVita, Inc. *	36,839,600
920,000	VCA Antech, Inc. *	22,779,200
		--------------
		59,618,800
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	Industrials - Capital Goods - 12.20%
1,120,400	AECOM Technology Corporation *	25,836,424
400,000	Fastenal Company	20,076,000

1,783,300	Oshkosh Corporation *	55,567,628
425,000	W.W. Grainger, Inc.	42,266,250
733,695	Woodward Governor Company	18,731,233
		--------------
		162,477,535
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	Industrials - Commercial Services & Supplies - 4.53%
756,500	Copart, Inc. *	27,090,265
580,202	Healthcare Services Group, Inc.	10,994,828
750,000	Republic Services, Inc.	22,297,500
		--------------
		60,382,593
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	Industrials - Transportation - 1.58%
550,000	Kirby Corporation *	21,037,500
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	Information Technology - Semiconductors &
	Semiconductor Equipment - 0.62%
300,000	Microchip Technology Incorporated	8,322,000
		--------------

	Information Technology - Software & Services - 6.39%
785,000	Fiserv, Inc. *	35,843,100
600,000	Hewitt Associates, Inc. *	20,676,000
250,000	Paychex, Inc.	6,492,500
608,800	Solera Holdings, Inc.	22,038,560
		--------------
		85,050,160
		--------------
	Materials - 6.50%
200,000	Air Products and Chemicals, Inc.	12,962,000
350,000	AptarGroup, Inc.	13,237,000
800,000	Ball Corporation	42,264,000
300,000	RPM International, Inc.	5,352,000
186,802	Stepan Company	12,782,861
		--------------
		86,597,861
		--------------
	Utilities - 0.16%
50,000	Integrys Energy Group, Inc.	2,187,000
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	TOTAL COMMON STOCKS (cost $1,068,656,712)	1,293,545,258
		--------------

SHORT-TERM INVESTMENTS - 3.04%
	Commercial Paper - 2.84%
$3,000,000	BMW US Capital, LLC 07/01/10, 0.37%	3,000,000
2,575,000	Prudential Financial, Inc. 07/02/10, 0.30%	2,574,978
3,500,000	Volkswagen of America, Inc. 07/06/10, 0.34%	3,499,835
2,425,000	Volkswagen of America, Inc. 07/07/10, 0.38%	2,424,846
3,800,000	Covidien International Finance S.A. 07/08/10, 0.30%	3,799,778
4,880,000	CVS Corporation 07/12/2010, 0.42%	4,879,374
1,650,000	Clorox Company (The) 07/14/10, 0.37%	1,649,780
4,000,000	CVS Corporation 07/15/2010, 0.41%	3,999,362
4,000,000	SABMiller plc 07/15/10, 0.45%	3,999,300
975,000	Hitachi Capital America Corp. 07/16/10, 0.38%	974,846
2,000,000	Altria Group, Inc. 07/21/10, 0.42%	1,999,533
2,000,000	General Mills, Inc. 07/23/10, 0.33%	1,999,597
3,050,000	General Mills, Inc. 07/23/10, 0.33%	3,049,385
		--------------
		37,850,614
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	Variable Rate Security - 0.20%
2,656,422	American Family Financial Services, Inc. 07/01/2010, 0.10%	2,656,422
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	TOTAL SHORT-TERM INVESTMENTS (cost $40,507,036)	40,507,036
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	TOTAL SECURITY HOLDINGS (cost $1,109,163,748) - 100.16%	1,334,052,294
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	LIABILITIES, NET OF OTHER ASSETS - (0.16)%	(2,119,133)
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	TOTAL NET ASSETS	$1,331,933,161
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% OF NET ASSETS

As of June 30, 2010, investment cost for federal tax purposes was $1,108,475,602 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$325,567,563
Unrealized depreciation	(99,990,871)
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Net unrealized appreciation	$225,576,692
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For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. Level 1 - quoted prices in active markets for identical investments

     Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 -
Common Stocks(1)	$1,293,545,258
Level 2 -
Commercial Paper	37,850,614
Variable Rate Security	2,656,422
Level 3 -
None	--
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Total	$1,334,052,294
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(1) See Schedule above for further detail by industry

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) NICHOLAS FUND, INC.

By: /s/ Albert O. Nicholas Name: Albert O. Nicholas Title: Principal Executive Officer Date: 08/03/2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas Name: Albert O. Nicholas Title: Principal Executive Officer Date: 08/03/2010 By: /s/ Jeffrey T. May Name: Jeffrey T. May Title: Principal Financial Officer Date: 08/03/2010